Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Property and equipment, net

6. Property and equipment, net

	As of December 31,
	2023		2024
Machinery equipment	NT$	113,599	NT$	115,075
Leasehold improvements		22,044		22,008
Other equipment		10,194		12,530
Subtotal	NT$	145,837	NT$	149,613
Less: accumulated depreciation		(97,867)		(106,334)
Property and equipment, net	NT$	47,970	NT$	43,279

Depreciation expenses were NT$13,473, NT$14,302 and NT$13,135 for the years ended December 31, 2022, 2023 and 2024, respectively.

No impairment charge was recorded for the years ended December 31, 2022, 2023 and 2024, respectively. NT$23,739 and NT$22,263 of property and equipment, net used as collateral for long-term bank borrowings as of December 31, 2023 and 2024 (Note 10).